Leases (Schedule of Leases Liabilities) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets [line items]
Balance	₪ 830
Additions, changes in agreements and evaluation	204
Disposals	(19)
Finance expenses for lease liabilities	24
Payments for leases	(280)
Balance	759	830
Current maturities of lease liabilities	226
Long-term lease liabilities	533
Cell and switches sites [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	622
Additions, changes in agreements and evaluation	141
Disposals	(18)
Finance expenses for lease liabilities	19
Payments for leases	(193)
Balance	571	622
Current maturities of lease liabilities	148
Long-term lease liabilities	423
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	183
Additions, changes in agreements and evaluation	30
Disposals
Finance expenses for lease liabilities	4
Payments for leases	(65)
Balance	152	183
Current maturities of lease liabilities	61
Long-term lease liabilities	91
Motor vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	25
Additions, changes in agreements and evaluation	33
Disposals	(1)
Finance expenses for lease liabilities	1
Payments for leases	(22)
Balance	36	₪ 25
Current maturities of lease liabilities	17
Long-term lease liabilities	₪ 19